Significant Accounting Policies - Schedule of Significant Customer's Revenues and Account Receivable Percentage (Details) - CIK 0001441693 Pro Farm Group, Inc - Customer Concentration Risk	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Customer A | Revenue Benchmark
Product Information [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable	27.00%	15.00%	19.00%	16.00%
Customer A | Accounts Receivable
Product Information [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable			20.00%		7.00%
Customer B | Revenue Benchmark
Product Information [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable	16.00%	15.00%	15.00%	21.00%
Customer B | Accounts Receivable
Product Information [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable			16.00%		2.00%
Customer C | Revenue Benchmark
Product Information [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable	7.00%	13.00%	15.00%	9.00%
Customer C | Accounts Receivable
Product Information [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable			16.00%		1.00%
Customer D | Revenue Benchmark
Product Information [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable	0.00%	11.00%	12.00%	0.00%
Customer D | Accounts Receivable
Product Information [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable			16.00%		39.00%
Customer E | Accounts Receivable
Product Information [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable			0.00%		13.00%
Customer F | Accounts Receivable
Product Information [Line Items]
Customers accounted for percentage of company's total revenues and accounts receivable			0.00%		10.00%